UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        May 13, 2009
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      93
Form 13F Information Table Value Total:      $77,149
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Inc                     COM              00206R102      458    18183 SH       SOLE                                      18183
Abbott Laboratories            COM              002824100     1265    26529 SH       SOLE                                      26529
Accenture Ltd                  COM              G1150G111      400    14554 SH       SOLE                                      14554
Adobe Systems Inc              COM              00724F101     1157    54105 SH       SOLE                                      54105
Ametek Inc                     COM              031100100     1079    34508 SH       SOLE                                      34508
Amgen Inc.                     COM              031162100      466     9414 SH       SOLE                                       9414
Amphenol Corp New Cl A         COM              032095101      397    13922 SH       SOLE                                      13922
Apache Corporation             COM              037411105      688    10730 SH       SOLE                                      10730
Apple Computer Inc             COM              037833100      514     4888 SH       SOLE                                       4888
Aptargroup Inc                 COM              038336103      320    10265 SH       SOLE                                      10265
Asiainfo Holdings Inc          COM              04518A104      289    17141 SH       SOLE                                      17141
Autozone Inc                   COM              053332102     1556     9568 SH       SOLE                                       9568
Bard C.R. Inc.                 COM              067383109      804    10088 SH       SOLE                                      10088
Becton Dickinson & Co          COM              075887109     1668    24801 SH       SOLE                                      24801
Bristol-Myers Squibb           COM              110122108      346    15800 SH       SOLE                                      15800
Brown & Brown                  COM              115236101      260    13753 SH       SOLE                                      13753
C H Robinson Worldwide Inc New COM              12541W209     2023    44355 SH       SOLE                                      44355
CME Group, Inc.                COM              12572Q105      222      900 SH       SOLE                                        900
CVS Corp                       COM              126650100      719    26155 SH       SOLE                                      26155
Canadian National Railway Corp COM              136375102      364    10268 SH       SOLE                                      10268
Church & Dwight Inc            COM              171340102      851    16299 SH       SOLE                                      16299
Cimarex Energy Co.             COM              171798101      202    11000 SH       SOLE                                      11000
Cisco Systems                  COM              17275R102      235    14023 SH       SOLE                                      14023
Clarcor Inc                    COM              179895107      331    13131 SH       SOLE                                      13131
Cognizant Tech                 COM              192446102      253    12186 SH       SOLE                                      12186
Danaher Corp                   COM              235851102     1271    23448 SH       SOLE                                      23448
Dentsply Intl                  COM              249030107      495    18439 SH       SOLE                                      18439
Dominion Resources             COM              25746U109      468    15100 SH       SOLE                                      15100
Donaldson Company Inc          COM              257651109      921    34314 SH       SOLE                                      34314
Eaton Vance                    COM              278265103      512    22401 SH       SOLE                                      22401
Ecolab                         COM              278865100     1612    46414 SH       SOLE                                      46414
Emerson Electric Co            COM              291011104     1205    42168 SH       SOLE                                      42168
Energizer Holdings             COM              29266R108      452     9100 SH       SOLE                                       9100
Entergy Corp New               COM              29364G103      337     4950 SH       SOLE                                       4950
Euronet Worldwide Inc          COM              298736109      141    10800 SH       SOLE                                      10800
Expeditors Int'l Wash          COM              302130109     1345    47557 SH       SOLE                                      47557
Exxon Mobil Corp               COM              30231G102     3067    45041 SH       SOLE                                      45041
FPL Group                      COM              302571104      557    10981 SH       SOLE                                      10981
Factset Research System        COM              303075105      959    19186 SH       SOLE                                      19186
Fastenal Co                    COM              311900104      961    29881 SH       SOLE                                      29881
Fiserv Inc.                    COM              337738108     1171    32121 SH       SOLE                                      32121
Freeport-McMoran Copper & Gold COM              35671D857      431    11300 SH       SOLE                                      11300
General Dynamics               COM              369550108      209     5029 SH       SOLE                                       5029
Genzyme Corp                   COM              372917104      287     4825 SH       SOLE                                       4825
Gilead Sciences Inc            COM              375558103     1818    39254 SH       SOLE                                      39254
Grainger (WW) Inc              COM              384802104     2204    31400 SH       SOLE                                      31400
Hansen Natural Corp            COM              411310105      290     8052 SH       SOLE                                       8052
Harris Corp                    COM              413875105      962    33256 SH       SOLE                                      33256
Helmerich & Payne              COM              423452101      543    23850 SH       SOLE                                      23850
Henry Schein Inc.              COM              806407102      521    13017 SH       SOLE                                      13017
Hewlett-Packard                COM              428236103      579    18050 SH       SOLE                                      18050
Idexx Labs                     COM              45168D104     1220    35275 SH       SOLE                                      35275
Illinois Tool Works            COM              452308109     1765    57214 SH       SOLE                                      57214
Immucor Inc.                   COM              452526106      421    16750 SH       SOLE                                      16750
Int'l Business Mach            COM              459200101     1634    16869 SH       SOLE                                      16869
Iron Mountain Inc PA           COM              462846106      505    22800 SH       SOLE                                      22800
Johnson & Johnson              COM              478160104     2561    48690 SH       SOLE                                      48690
Kellogg Co                     COM              487836108      587    16025 SH       SOLE                                      16025
Knight Transportation Inc      COM              499064103      467    30800 SH       SOLE                                      30800
Linear Technology Corp         COM              535678106      271    11800 SH       SOLE                                      11800
McCormick & Co                 COM              579780206      903    30534 SH       SOLE                                      30534
McDonald's Corp                COM              580135101      629    11525 SH       SOLE                                      11525
Monsanto Co                    COM              61166W101      999    12022 SH       SOLE                                      12022
Nike Inc Cl B                  COM              654106103      393     8375 SH       SOLE                                       8375
Noble Energy Inc.              COM              655044105      620    11500 SH       SOLE                                      11500
Northern Trust Corp            COM              665859104      514     8598 SH       SOLE                                       8598
Nucor Corp                     COM              670346105      458    12011 SH       SOLE                                      12011
O'Reilly Automotive            COM              686091109      759    21670 SH       SOLE                                      21670
Pharmaceutical Prod Dev        COM              717124101      386    16260 SH       SOLE                                      16260
Praxair Inc                    COM              74005P104     1433    21289 SH       SOLE                                      21289
Procter & Gamble Co            COM              742718109     1437    30517 SH       SOLE                                      30517
Qualcomm Inc                   COM              747525103     1943    49930 SH       SOLE                                      49930
Quest Diagnostics              COM              74834L100      242     5102 SH       SOLE                                       5102
Questar Corporation            COM              748356102      212     7195 SH       SOLE                                       7195
Roper Inds Inc New Com         COM              776696106      673    15865 SH       SOLE                                      15865
Sigma-Aldrich Corp             COM              826552101     2512    66473 SH       SOLE                                      66473
St. Jude Med Inc.              COM              790849103      503    13854 SH       SOLE                                      13854
Staples Inc                    COM              855030102      788    43490 SH       SOLE                                      43490
Stericycle Inc                 COM              858912108     1324    27740 SH       SOLE                                      27740
Strayer Education Inc          COM              863236105     1070     5951 SH       SOLE                                       5951
Stryker Corp                   COM              863667101     1771    52022 SH       SOLE                                      52022
Suncor Energy Inc.             COM              867229106      289    13000 SH       SOLE                                      13000
Syngenta Adr                   COM              87160A100      833    20779 SH       SOLE                                      20779
T Rowe Price Assoc             COM              74144T108      465    16120 SH       SOLE                                      16120
Taiwan Semiconductor Mfg       COM              874039100      359    40062 SH       SOLE                                      40062
Techne Corporation             COM              878377100      352     6434 SH       SOLE                                       6434
Teva Pharmaceutical            COM              881624209     2667    59194 SH       SOLE                                      59194
Thermo Electron                COM              883556102      379    10620 SH       SOLE                                      10620
Trimble Navigation Ltd         COM              896239100      255    16670 SH       SOLE                                      16670
United Technologies            COM              913017109      708    16466 SH       SOLE                                      16466
V F Corp                       COM              918204108      312     5459 SH       SOLE                                       5459
WGL Holdings Inc.              COM              92924f106      708    21583 SH       SOLE                                      21583
Walgreen Co                    COM              931422109      637    24531 SH       SOLE                                      24531